Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JAN 24 2013

Washington, DC 20549

13000103

001-35790

January 24, 2013

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NUSTAR LOGISTICS, L.P., 7.625% Fixed-to-Floating Rate SubordinatedNotes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 22, 2013. Tentative listing date – January 29, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
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